MAJOR SHAREHOLDERS AND RELATED PARTY TRANSACTIONS (Details) € in Thousands, $ in Thousands				1 Months Ended		12 Months Ended
	May 16, 2016 USD ($)	Dec. 19, 2013 USD ($)	Dec. 19, 2013 EUR (€)	Feb. 14, 2019 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)
Related Party Transaction [Line Items]
Finance expense						$ 76		$ 205
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Monthly rent payment for property leased from related party						$ 273
Annual percentage increase for rent						3.00%
Majority Shareholder [Member]
Related Party Transaction [Line Items]
Ownership percentage						79.00%
Director [Member]
Related Party Transaction [Line Items]
Reimbursement of reasonable work-related expenses | €			€ 12				€ 12
Director [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Monthly consulting fee | €			€ 4				€ 4
Chief Executive Officer [Member] | Subsidiaries [Member]
Related Party Transaction [Line Items]
Time period				3 years
Salary to CEO	$ 200	$ 170		$ 220
Chief Executive Officer [Member] | Maximum [Member] | Subsidiaries [Member]
Related Party Transaction [Line Items]
Reimbursement of health insurance expenses	24	24				$ 24
Reimbursement of reasonable work-related expenses	$ 50	$ 50				$ 50
Controlling Shareholder [Member]
Related Party Transaction [Line Items]
Proceeds from related party guarantee					$ 5,118
Maturity date					Apr. 01, 2020
Reserve from transaction with controlling shareholder					$ 372
Repayment of loan					2,500
Remaining loan amount					$ 2,618
Shlomo Tom Wyler And Reuwen Schwarz [Member]
Related Party Transaction [Line Items]
Aggregate indemnification amount									$ 20
Shlomo Tom Wyler And Reuwen Schwarz [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Indemnification limitation percentage of shareholder's equity									25.00%